Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000014122_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Limited Term Government Fund
C000014122_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000014122_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,037
C000014122_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,085
C000014122_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,105
C000014122_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,588
C000014122_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,999
C000014122_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,863
C000014122_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,171
C000014122_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000014122_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,925
C000014122_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,511
C000014122_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government Bond Index
C000014122_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014122_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,086
C000014122_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,157
C000014122_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,197
C000014122_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,733
C000014122_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,206
C000014122_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,108
C000014122_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,474
C000014122_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,769
C000014122_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,309
C000014122_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,932
C000014122_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000014122_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014122_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,217
C000014122_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,546
C000014122_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,404
C000014122_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,527
C000014122_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,366
C000014122_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,224
C000014122_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,654
C000014122_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,780
C000014122_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,521
C000014122_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,178